Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets And Goodwill [Abstract]
Summary of Changes in Goodwill and Intangible Assets

Changes in goodwill and intangible assets account for the years ended December 31, 2021 and 2020 are as follows:

	Intangible Assets with Indefinite Life	Intangible Assets with Finite Life						Total Intangible Assets with	Total		Total Goodwill and
	Trademark	Trademark	Franchise	Licenses	Customer List	Spectrum	Others	Finite Life	Intangible Assets	Goodwill	Intangible Assets
	(in million pesos)
December 31, 2021
Costs:
Balances at beginning and end of the year	—	4,505	3,016	135	4,703	1,205	771	14,335	14,335	62,033	76,368
Additions during the year	—	—	—	—	—	—	28	28	28	—	28
Balances at end of the year	—	4,505	3,016	135	4,703	1,205	799	14,363	14,363	62,033	76,396
Accumulated amortization and impairment:
Balances at beginning of the year	—	1,877	1,706	123	4,703	1,205	771	10,385	10,385	654	11,039
Amortization during the year (Notes 4 and 5)	—	2,628	186	8	—	—	—	2,822	2,822	—	2,822
Balances at end of the year	—	4,505	1,892	131	4,703	1,205	771	13,207	13,207	654	13,861
Net balances at end of the year	—	—	1,124	4	—	—	28	1,156	1,156	61,379	62,535
Estimated useful lives (in years)	—	—	16	18	—	—	5	—	—	—	—
Remaining useful lives (in years)	—	—	6	1	—	—	5	—	—	—	—
December 31, 2020
Costs:
Balances at beginning and end of the year	4,505	—	3,016	1,079	4,726	1,205	775	10,801	15,306	62,033	77,339
Reclassification	(4,505)	4,505	—	—	—	—	—	4,505	—	—	—
Translation and other adjustments	—	—	—	(944)	(23)	—	(4)	(971)	(971)	—	(971)
Balances at end of the year	—	4,505	3,016	135	4,703	1,205	771	14,335	14,335	62,033	76,368
Accumulated amortization and impairment:
Balances at beginning of the year	—	—	1,520	1,059	4,301	1,205	775	8,860	8,860	654	9,514
Amortization during the year (Notes 4 and 5)	—	1,877	186	8	425	—	—	2,496	2,496	—	2,496
Translation and other adjustments	—	—	—	(944)	(23)	—	(4)	(971)	(971)	—	(971)
Balances at end of the year	—	1,877	1,706	123	4,703	1,205	771	10,385	10,385	654	11,039
Net balances at end of the year	—	2,628	1,310	12	—	—	—	3,950	3,950	61,379	65,329
Estimated useful lives (in years)	—	1	16	18	—	—	—	—	—	—	—
Remaining useful lives (in years)	—	1	7	2	—	—	—	—	—	—	—

Summary of Consolidated Goodwill and Intangible Assets of Reportable Segments

The consolidated goodwill and intangible assets of our reportable segments as at December 31, 2021 and 2020 are as follows:

	2021			2020
	Wireless	Fixed Line	Total	Wireless	Fixed Line	Total
	(in million pesos)
Franchise	1,124	—	1,124	1,310	—	1,310
Licenses	4	—	4	12	—	12
Trademark	—	—	—	2,628	—	2,628
Others	—	28	28	—	—	—
Total intangible assets	1,128	28	1,156	3,950	—	3,950
Goodwill	56,571	4,808	61,379	56,571	4,808	61,379
Total goodwill and intangible assets	57,699	4,836	62,535	60,521	4,808	65,329

Summary of Future Amortization of Intangible Assets	The consolidated future amortization of intangible assets as at December 31, 2021 are as follows:
Year	(in million pesos)
2022	196
2023	192
2024	192
2025	191
2026 and onwards	385
1,156